Financial income (expense), net - Schedule of other financial results (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Financial Results [Abstract]
Loss for negotiable obligations	$ 6,175	$ 819	$ 2,515